Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Summary of income tax expenses

	2021	2020
	$	$
Current tax
Current year	(155,714)	327,412

Deferred tax
Origination and reversal of temporary differences	(5,095,595)	6,816,080
Recognition of previously unrecognized tax assets	—	(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
	(584,246)	706,000
Income tax expense (recovery)	(739,960)	1,033,412

Summary of reconciliation of effective tax rate

	2021	2020
	$	$
Income (loss) before income taxes	(39,171,899)	42,801,816
Income tax rates	26.5%	26.5%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	(10,380,553)	11,342,481
Permanent differences	5,079,805	(5,072,219)
Tax rate changes	8,334	37,443
Prior year adjustment	60,533	835,787
Recognition of previously unrecognized tax assets	—	(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
Other	(19,428)	—
Income tax expense (recovery)	(739,960)	1,033,412

Summary of recognized deferred tax assets and liabilities

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$
Non-capital losses carried forward	1,705,073	4,982,328	—	—	1,705,073	4,982,328
Strategic investments	—	—	(656,507)	(4,919,499)	(656,507)	(4,919,499)
Investment tax credits	—	—	—	(273,854)	—	(273,854)
Royalty receivable	—	—	(333,543)	(280,900)	(333,543)	(280,900)
Property and equipment	—	—	(147,127)	(25,273)	(147,127)	(25,273)
Intangibles	—	—	(468,167)	—	(468,167)	—
Deferred income	—	—	(21,000)	—	(21,000)	—
Right-of-use assets net of liabilities	—	—	(121,123)	(188,802)	(121,123)	(188,802)
Tax assets (liabilities)	1,705,073	4,982,328	(1,747,467)	(5,688,328)	(42,394)	(706,000)
Set off of tax	(1,705,073)	(4,982,328)	1,705,073	4,982,328	—	—
Net tax assets (liabilities)	—	—	(42,394)	(706,000)	(42,394)	(706,000)

Summary of amounts and expiry dates of tax attributed and temporary difference for which no deferred tax assets was recognized

	December 31, 2021		December 31, 2020
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Research and development expenses,
Without time limitation:	11,399,104	—	9,917,779	9,511,671

Federal research and development investment tax credits:
2029	299,881	—	—	—
2030	89,879	—	—	—
2031	223,759	—	—	—
2032	186,031	—	—	—
2033	105,216	—	—	—
2034	212,609	—	361,430	—
2035	488,555	—	488,555	—
2036	359,594	—	359,594	—
2037	253,885	—	253,885	—
2038	186,015	—	186,015	—
2039	465,535	—	411,540	—
2040	101,562	—	142,367	—
2041	359,115	—	—	—
	3,331,636	—	2,203,386	—

Summary of tax losses carried forward

	December 31, 2021			December 31, 2020
	Federal	Provincial	Italy	Federal	Provincial
	$	$	$	$	$
Tax losses carried forward:
2032	628,948	—	—	—	—
2033	2,047,643	1,490,639	—	—	—
2034	589,007	589,007	—	—	—
2035	703,664	416,827	—	—	—
2036	3,579,827	3,440,527	—	—	—
2037	1,577,876	1,568,739	—	—	—
2038	5,716,536	5,650,620	—	3,715,297	—
2039	4,163,315	4,079,919	—	4,163,315	1,108,382
2040	2,710,255	2,659,255	—	—	—
Indefinite	—	—	815,620	—	—
	21,717,071	19,895,533	815,620	7,878,612	1,108,382

Summary of other deductible temporary differences, without time limitation

	December 31, 2021		December 31, 2020
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Other deductible temporary differences,
Without time limitation:

Financing costs	1,100,504	1,100,504	1,538,633	1,538,633
Intangible assets	3,712,181	3,431,133	3,908,608	3,599,602
Capital losses	464,768	464,768	—	—
	5,277,453	4,996,405	5,447,241	5,138,235